Components of Interest Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Interest Expense [Line Items]
Match funded liabilities	$ 4,090		$ 7,793
Amortization of debt issuance costs	1,901		4,172
Interest rate swaps	261		542
Interest expense	$ 6,252		$ 12,507